Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Disclosure of deposits [line items]
Term deposit liabilities	$ 862,975	$ 765,345
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	253,197	203,075
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	133,189	118,734
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	201,766	172,583
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	81,904	87,550
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	54,570	58,170
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	28,378	33,158
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	34,470	24,047
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 75,501	$ 68,028